COMBINED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 157,780	$ 174,510	$ 172,740
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	95,471	89,562	95,100
Amortization of above and below market lease intangibles, net	(11,184)	(10,978)	(9,227)
Accretion of direct financing lease	(1,207)	(1,078)	(1,140)
Amortization of leasing costs and other intangibles	4,910	3,624	3,275
Straight-lining of rental income, net	(294)	(252)	(104)
Loss on real estate dispositions	61	15	28
Other	36	(37)	(120)
Changes in operating assets and liabilities:
Increase in other assets	(4,832)	(6,885)	(3,921)
Decrease in restricted cash	0	518	1,244
Increase in tenant deposits	16,691	7,021	1,942
Decrease in accounts payable and other liabilities	(2,350)	(6,293)	(8,261)
Net cash provided by operating activities	255,082	249,727	251,556
Cash flows from investing activities:
Proceeds from real estate disposals	975	10,350	0
Net investment in real estate property	(13,194)	(11,791)	(19,529)
Investment in direct financing lease	0	0	(1,677)
Investment in loans receivable	(799)	(450)	0
Proceeds from loans receivable	1,226	10,535	873
Capital expenditures	(17,185)	(10,199)	(1,566)
Purchase of redeemable noncontrolling interest	0	(2,950)	0
Net cash used in investing activities	(28,977)	(4,505)	(21,899)
Cash flows from financing activities:
Distributions to noncontrolling interest	(420)	(482)	(612)
Net distribution to parent	(225,428)	(249,318)	(230,628)
Net cash provided by (used in) financing activities	(225,848)	(249,800)	(231,240)
Net increase in cash	257	(4,578)	(1,583)
Cash at beginning of period	2,167	6,745	8,328
Cash at end of period	$ 2,424	$ 2,167	$ 6,745